Consolidated Statements of Changes in Stockholder's Equity - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Statutory Reserves	Retained earnings (Accumulated Deficit)	Total Stockholders' Equity	Non-Controlling Interest	Total
Balance at Sep. 30, 2015	$ 10,000	$ 2,833,296	$ 297,583		$ (1,581,155)	$ 1,559,724		$ 1,559,724
Balance (in shares) at Sep. 30, 2015	10,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contribution		2,189,784				2,189,784	$ 915,414	3,105,198
Foreign currency translation gains (losses)			328,212			328,212	(15,841)	312,371
Net income for the year					2,314,162	2,314,162	(4,072)	2,310,090
Balance at Sep. 30, 2016	$ 10,000	5,023,080	625,795		733,007	6,391,882	895,501	7,287,383
Balance (in shares) at Sep. 30, 2016	10,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation gains (losses)			93,146			93,146	2,039	95,185
Net income for the year					3,271,310	3,271,310	(964)	3,270,346
Statutory reserve				$ 229,512	(229,512)
Balance at Sep. 30, 2017	$ 10,000	5,023,080	718,941	229,512	3,774,805	9,756,338	896,576	10,652,914
Balance (in shares) at Sep. 30, 2017	10,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from Initial Public Offering - stock issuance	$ 1,932	7,726,068				7,728,000		7,728,000
Proceeds from Initial Public Offering - stock issuance (in shares)	1,932,000
Direct costs disbursed from Initial Public Offering proceeds		(1,426,329)				(1,426,329)		(1,426,329)
Foreign currency translation gains (losses)			(941,771)			(941,771)	(28,438)	(970,209)
Net income for the year					3,222,032	3,222,032	7,234	3,229,266
Balance at Sep. 30, 2018	$ 11,932	$ 11,322,819	$ (222,830)	$ 229,512	$ 6,996,837	$ 18,338,270	$ 875,372	$ 19,213,642
Balance (in shares) at Sep. 30, 2018	11,932,000